Leases - Schedule of Future Minimum Lease Payments under Non-cancellable Operating Lease Agreements Based On 842 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	¥ 53,688
2026	35,526
2027	14,707
2028	5,724
2029 and thereafter	30,383
Total undiscounted cash flows	140,028
Less: imputed interest	(10,102)
Operating lease liabilities current and non-current	129,926	¥ 56,004
Lease liabilities due within one year	49,992
Lease liabilities due after one year	79,934
Short-term lease commitment:
2025	¥ 40,594